Accounts Payable and Accrued Liabilities - Schedule of Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Payables and Accruals [Abstract]
Trade accounts payable and trade accruals	$ 61,271	$ 44,333
Employee related accruals	14,321	10,610
Foreign exchange forward contracts	12,216	795
Other payables and accruals	9,148	6,838
Accounts payable and accrued liabilities	$ 96,956	$ 62,576